Provisions - Summary of Changes in greenhouse gas emissions rights (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 kT
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Abstract]
Estimated greenhouse gas emission	14,941